Capital Stock (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Bank's Subscribed and Paid-in Capital
The Bank’s subscribed and
paid-in
capital as of December 31, 2020, amounted to 639,413. Since January 1, 2019, the Bank’s capital stock has changed as follows:

SHARES			CAPITAL STOCK
Class	Number of shares	Votes per share	Issued and outstanding	In treasury		Paid-in
Registered Class A shares of common stock	11,235,670	5	11,236			11,236
Registered Class B shares of common stock	658,427,351	1	629,479	28,948	(1)	658,427

Total as of January1, 2019	669,663,021		640,715	28,948		669,663

Own shares acquired (1)			(1,317)	1,317
Capital stock decrease (2)	(30,265,275)			(30,265)		(30,265)
Capital stock increase (3)	15,662		15			15

Total 2019	639,413,408		639,413			639,413

As of December 31, 2020 and 2019:
Registered Class A shares of common stock	11,235,670	5	11,236			11,236
Registered Class B shares of common stock	628,177,738	1	628,177			628,177

Total 2020 and 2019	639,413,408		639,413			639,413

(1)
Related to the repurchase of the Bank’s own shares under the programs established by the Bank’s Board of Directors on August 8, 2018, October 17, 2018 and December 20, 2018 with the purpose of reducing share price fluctuations, minimizing possible temporary imbalances between market supply and demand.